OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10281

June 21, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:	Registration Statement on Form N-14 for Oppenheimer Portfolio Series, on behalf of Conservative Investor Fund; Proxy Materials for Oppenheimer Transition 2010 Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Portfolio Series Conservative Investor Fund (the "Registrant"), a series of Oppenheimer Portfolio Series Fund, an open-end investment company.  The Registration Statement will register shares of the Registrant to be issued in the reorganization of that open-end investment company with Oppenheimer Transition 2010 Fund (“Transition 2010 Fund”), also an open-end investment company.  The Registrant and Transition 2010 Fund have the same investment adviser (OppenheimerFunds, Inc.).

As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on July 23, 2012. The mailing of the Combined Prospectus and Proxy Statement to Transition 2010 Fund shareholders is expected to commence on or around July 27, 2012.

In accordance with the general instructions to Form N-14, the Proxy Statement which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended.  No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi
Vice President & Assistant Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-4091
egizzi@oppenheimerfunds.com

Thank you for your assistance.

Very truly yours,

/s/ Adrienne Ruffle
--------------------------------
Adrienne Ruffle
Vice President and Associate Counsel

cc:	Valerie Lithotomos, Esq.
Edward Gizzi
Taylor V. Edwards
Kramer Levin Naftalis & Frankel LLP